Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 9 – INCOME TAXES

The provision for income taxes consisted of the following for the years ended December 31:

(Dollars in thousands)	2019	2018	2017
Current	$2,438	$2,170	$3,296
Deferred	66	93	(167)
Change in corporate tax rate	—	—	101
Total income tax provision	$2,504	$2,263	$3,230

The Tax Cuts and Jobs Act, enacted on December 22, 2017, lowered the federal income tax rate from 34% to 21% effective January 1, 2018. As a result, the carrying value of net deferred tax assets was reduced, which increased income tax expense by $101 thousand in 2017.

The income tax provision attributable to income from operations differed from the amounts computed by applying the statutory federal income tax rate of 21% in 2019 and 2018 and 34% for 2017 to income before income taxes as follows:

(Dollars in thousands)	2019	2018	2017
Expected provision using statutory federal income tax rate	$2,713	$2,452	$3,513
Effect of bond and loan tax-exempt income	(124)	(128)	(251)
Interest expense associated with carrying certain tax exempt bonds and loans	5	5	6
Bank owned life insurance income	(94)	(71)	(121)
Other	4	5	83
Total income tax provision	$2,504	$2,263	$3,230

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 were as follows:

(Dollars in thousands)	2019	2018
Allowance for loan losses	$1,571	$1,338
Unrealized loss on securities	—	367
Other	10	30
Deferred tax assets	1,581	1,735
Premises and equipment	(370)	(311)
Federal Home Loan Bank stock dividends	(376)	(376)
Deferred loan fees	(241)	(240)
Prepaid expenses	(111)	(76)
Unrealized gain on securities	(19)	—
Other	(338)	(286)
Deferred tax liabilities	(1,455)	(1,289)
Net deferred tax asset	$126	$446

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statements of Income. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years prior to 2016.